Leases - Schedule of Maturities of Lease Liabilities (Details)	Sep. 30, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 497,696
2027	230,344
Total lease payments	728,040
Less: imputed interest	(31,770)
Total	$ 696,270